Offsets	Apr. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-85837
Initial Filing Date	Apr. 29, 2025
Fee Offset Claimed	$ 123,245.50
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Partners Group Private Equity (Master Fund), LLC
Form or Filing Type	SC TO
File Number	005-85837
Filing Date	Apr. 29, 2025
Fee Paid with Fee Offset Source	$ 123,245.50